UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Management’s Discussion and Analysis:
Davis Value Portfolio	2
Davis Financial Portfolio	3
Davis Real Estate Portfolio	4

Fund Overview:
Davis Value Portfolio	7
Davis Financial Portfolio	8
Davis Real Estate Portfolio	9

Expense Example	10

Schedule of Investments:
Davis Value Portfolio	12
Davis Financial Portfolio	17
Davis Real Estate Portfolio	20

Statements of Assets and Liabilities	23

Statements of Operations	24

Statements of Changes in Net Assets	25

Notes to Financial Statements	27

Financial Highlights:
Davis Value Portfolio	33
Davis Financial Portfolio	34
Davis Real Estate Portfolio	35

Fund Information	36

Director Approval of Advisory Agreements	37

Directors and Officers	41

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended June 30, 2007, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 6.96%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased 3.4% in the second quarter after increasing 0.6% in the first quarter of 2007. Interest rates, as measured by the 10-year Treasury bond, began 2007 just below 4.6% and increased to 5.1% by the end of the second quarter.

The industry sectors within the S&P 500® Index that turned in the strongest performance were energy, materials, and telecommunication services. The industry sectors that turned in the weakest performance were real estate, banking, diversified financials, and consumer discretionary.

Davis Value Portfolio

Performance Overview

Davis Value Portfolio returned 7.13% for the six-month period ended June 30, 20072, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 6.96%.

The energy sector was the top-performing sector of the Index. Energy companies were also the most important contributors3 to the Portfolio’s performance over the six-month period. The Portfolio’s energy companies out-performed the corresponding sector within the Index and the Portfolio also benefited from a higher relative weighting in this sector. ConocoPhillips4, Occidental Petroleum, Devon Energy, and China Coal Energy were among the top contributors to performance.

The Portfolio made significant investments in consumer staple companies and they were the second most important contributors to performance. The Portfolio’s consumer staple companies out-performed the corresponding sector within the Index and the Portfolio also benefited from a higher relative weighting in this sector. Altria and Costco Wholesale were among the top contributors to performance. Procter & Gamble was among the top detractors from performance.

The banking sector was among the worst performing sectors of the Index. The Portfolio’s banking companies out-performed the corresponding sector within the Index, but the Portfolio’s performance was harmed by a higher relative weighting in this poorly performing sector. Wachovia was among the top detractors from performance.

Information technology companies make up one of the largest sectors in the Index and this sector out-performed the Index. The Portfolio’s relative performance was harmed both by a lower relative weighting in this strongly performing sector and by owning information technology companies that under-performed the corresponding sector within the Index. Iron Mountain was among the top detractors from performance.

The Portfolio’s two largest sector holdings were in diversified financial and insurance companies. The Portfolio’s holdings in both of these sectors out-performed the corresponding sector within the Index. However, the Portfolio’s holdings in each of these sectors under-performed the overall Index, thereby detracting from relative performance. Loews, an insurance company, was among the top contributors to performance. Citigroup and Moody’s, two diversified financial companies, and American International Group, an insurance company, were among the top detractors from performance.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Value Portfolio – (Continued)

Other individual companies contributing to performance included Tyco International, a capital goods company, Amazon.com, a retailing company, and Martin Marietta, a materials company. Other individual companies detracting from performance included Harley-Davidson, a motorcycle manufacturer, Sealed Air, a materials company, and UnitedHealth Group, a health care company.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 13% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio out-performed the Index over the period.

Davis Financial Portfolio

Performance Overview

Davis Financial Portfolio returned 3.38% for the six-month period ended June 30, 20072, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 6.96%.

Financial service companies as a whole turned in a weaker performance than the Index. The Portfolio’s financial service companies out-performed the corresponding sector within the Index, but the Portfolio’s performance was harmed by a higher relative weighting in this poorly performing sector.

Diversified financial companies represented the Portfolio’s largest holdings over the six months and were the most important detractors from the Portfolio’s performance as they under-performed the corresponding sector within the Index as well as the overall Index. Ameriprise Financial4 and Mellon Financial (merged with Bank of New York in July 2007) were among the top contributors3 to performance. First Marblehead, Moody’s, and Oaktree Capital Group were among the top detractors from performance.

Insurance companies were the most important contributors to the Portfolio’s performance, out-performing the corresponding sector within the Index. Loews, Transatlantic Holdings, Everest Re Group, and China Life were among the top contributors to performance. American International Group and Progressive were among the top detractors from performance.

Banking companies were the second most important contributors to performance. The Portfolio’s banking companies out-performed the corresponding sector within the Index but under-performed the overall Index. State Bank of India and Commerce Bancorp were among the top contributors to performance. Wachovia was among the top detractors from performance. The Portfolio no longer owns Wachovia.

The Portfolio’s non-financial holdings overall also made positive contributions to performance. D&B Corp., a commercial service company, and Tyco International, a capital goods company, were among the top contributors to performance. Sealed Air, a materials company, and Altria, a food, beverage and tobacco company, were among the top detractors from performance. The Portfolio no longer owns Altria.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 13% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio out-performed the Index over the period.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Real Estate Portfolio

Performance Overview

Davis Real Estate Portfolio decreased by 5.03% during the six-month period ended June 30, 20072, compared with a decrease of 6.19% for the Dow Jones Wilshire Real Estate Securities Index1 (“WRESI Index”). Real estate companies as a whole turned in a weak performance, as reflected by the fact that the WRESI Index under-performed the Standard & Poor’s 500® Index1, which increased by 6.96%.

Transportation companies were the most important contributors3 to the Portfolio’s performance. The strong performance of these companies in addition to the Portfolio’s cash position, which helped relative performance during the weak market for real estate companies, were the primary reasons that the Portfolio out-performed the WRESI Index. Florida East Coast Industries4 and Alexander & Baldwin were the two top contributors to performance. Burlington Northern Santa Fe also made important contributions to performance.

The Portfolio’s largest holdings were in office REITs and they were one of the most important detractors from performance. Office REITS were the weakest sector of the WRESI Index. The Portfolio’s relative performance was harmed both by a higher relative weighting in this poorly performing sector and by owning office REITs that under-performed the corresponding sector within the WRESI Index. Corporate Office Properties, Duke Realty, and Boston Properties were among the top detractors from performance.

The Portfolio’s second largest holdings were in retail REITs and these also detracted from performance. The Portfolio’s retail REITs under-performed the corresponding sector within the WRESI Index as well as the overall Index. General Growth Properties and Macerich were among the top contributors to performance. Kimco Realty, Developers Diversified Realty, and Regency Centers were among the top detractors from performance. The Portfolio no longer owns Macerich and Developers Diversified Realty.

Other individual companies making important contributions to performance included Forest City, a real estate management & development company, and ProLogis, an industrial REIT. Other individual companies detracting from performance included Cousins Properties, a diversified REIT, Brixton, an industrial REIT, and Ventas, a specialized REIT.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 11% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio under-performed the WRESI Index over the period.

______________________________

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small- and medium-capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1      The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.     The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II.   The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

2      Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended June 30, 2007 and the annualized operating expense ratios for the six months ended June 30, 2007:

			INCEPTION	EXPENSE
PORTFOLIO NAME	1-YEAR	5-YEAR	(July 1, 1999)	RATIO
Davis Value Portfolio	19.28%	12.84%	6.50%	0.81%
Davis Financial Portfolio	20.07%	12.08%	7.28%	0.84%
Davis Real Estate Portfolio	13.43%	20.09%	15.81%	0.86%

			PORTFOLIOS’
BENCHMARK INDEX	1-YEAR	5-YEAR	INCEPTION
			(July 1, 1999)
Standard & Poor’s 500® Index	20.59%	10.70%	2.71%
Dow Jones Wilshire Real Estate Securities Index	11.73%	19.52%	17.41%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

3      A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4      This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Portfolio’s holdings of each company discussed.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS VALUE PORTFOLIO

At June 30, 2007 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock	98.58%	Insurance	15.47%	4.73%
Convertible Bonds	0.43%	Diversified Financials	14.72%	10.36%
Short Term Investments	0.70%	Energy	12.85%	10.77%
Other Assets & Liabilities	0.29%	Banks	7.41%	5.14%
	100.00%	Media	6.91%	3.36%
		Food & Staples Retailing	6.62%	2.34%
		Food, Beverage & Tobacco	6.11%	4.79%
		Technology	5.76%	15.38%
		Materials	4.59%	3.11%
		Capital Goods	4.27%	8.59%
		Retailing	3.14%	3.31%
		Other	2.70%	8.18%
		Health Care	2.27%	11.65%
		Transportation	2.26%	1.77%
		Telecommunication Services	2.03%	3.74%
		Automobiles & Components	1.54%	0.63%
		Household & Personal Products	1.35%	2.15%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	4.50%
ConocoPhillips	Energy	4.45%
Tyco International Ltd.	Capital Goods	4.23%
American International Group, Inc.	Multi-Line Insurance	4.09%
Costco Wholesale Corp.	Food & Staples Retailing	3.76%
JPMorgan Chase & Co.	Diversified Financial Services	3.76%
Altria Group, Inc.	Food, Beverage & Tobacco	3.24%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.14%
Comcast Corp., Special Class A	Media	3.06%
HSBC Holdings PLC	Commercial Banks	2.64%

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS FINANCIAL PORTFOLIO

At June 30, 2007 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock	98.97%	Insurance	34.41%	4.73%
Short Term Investments	1.05%	Diversified Financials	33.99%	10.36%
Other Assets & Liabilities	(0.02)%	Banks	18.48%	5.14%
	100.00%	Capital Goods	5.16%	8.59%
		Commercial Services & Supplies	3.10%	0.54%
		Materials	2.93%	3.11%
		Consumer Services	1.93%	1.65%
		Technology	–	15.38%
		Health Care	–	11.65%
		Energy	–	10.77%
		Food, Beverage & Tobacco	–	4.79%
		Other	–	23.29%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	9.24%
Transatlantic Holdings, Inc.	Reinsurance	8.36%
Loews Corp.	Multi-Line Insurance	6.41%
Moody’s Corp.	Diversified Financial Services	5.56%
First Marblehead Corp.	Consumer Finance	5.38%
Wells Fargo & Co.	Commercial Banks	5.15%
Tyco International Ltd.	Capital Goods	5.11%
JPMorgan Chase & Co.	Diversified Financial Services	4.83%
American International Group, Inc.	Multi-Line Insurance	4.76%
Bank of New York Mellon Corp.*	Capital Markets	4.66%

* formerly Mellon Financial Corp.

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS REAL ESTATE PORTFOLIO

At June 30, 2007 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Dow Jones Wilshire Real Estate Securities Index

			Fund
Common Stock	86.60%	Office REITS	21.73%	16.68%
Convertible Bonds	10.43%	Retail REITS	17.22%	27.70%
Preferred Stocks	0.19%	Real Estate Management & Development	14.74%	3.33%
Other Assets & Liabilities	2.78%	Industrial REITS	11.09%	8.08%
	100.00%	Diversified REITS	9.34%	9.38%
		Transportation	8.50%	–
		Specialized REITS	7.80%	14.51%
		Residential REITS	6.63%	20.32%
		Capital Goods	2.36%	–
		Mortgage REITS	0.59%	–
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Forest City Enterprises, Inc., Class A	Real Estate Management & Development	7.94%
Alexandria Real Estate Equities, Inc.	Office REITS	5.85%
Ventas, Inc.	Specialized REITS	5.05%
Vornado Realty Trust, Conv. Sr. Deb., 3.625%, 11/15/26	Diversified REITS	4.81%
Brixton PLC	Industrial REITS	4.77%
Cousins Properties, Inc.	Diversified REITS	4.27%
General Growth Properties, Inc.	Retail REITS	4.13%
Boston Properties, Inc.	Office REITS	4.08%
Derwent London PLC	Real Estate Management & Development	3.92%
Corporate Office Properties Trust	Office REITS	3.91%

DAVIS VARIABLE ACCOUNT FUND, INC.

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/07)	(06/30/07)	(01/01/07-06/30/07)
Davis Value Portfolio
Actual	$1,000.00	$1,071.33	$4.16
Hypothetical	$1,000.00	$1,020.78	$4.06
Davis Financial Portfolio
Actual	$1,000.00	$1,033.76	$4.24
Hypothetical	$1,000.00	$1,020.63	$4.21
Davis Real Estate Portfolio
Actual	$1,000.00	$949.67	$4.16
Hypothetical	$1,000.00	$1,020.53	$4.31

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). See page 11 for a description of the “Expense Example”. The annualized operating expense ratios for the six-month period ended June 30, 2007 are as follows:

Annualized
Expense Ratio

Davis Value Portfolio	0.81%
Davis Financial Portfolio	0.84%
Davis Real Estate Portfolio	0.86%

The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. The “Financial Highlights” tables included in this report also show the gross expense ratios, without such reductions or reimbursements.

DAVIS VARIABLE ACCOUNT FUND, INC.

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding the Funds’ Expense Example. Please refer to this information when reviewing the Expense Example for each Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is from 01/01/07 to 06/30/07. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Funds. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO

June 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (98.58%)

AUTOMOBILES & COMPONENTS – (1.52%)
181,600	Harley-Davidson, Inc.	$10,825,176
CAPITAL GOODS – (4.23%)
888,458	Tyco International Ltd.	30,020,996
CAPITAL MARKETS – (3.36%)
136,720	Ameriprise Financial, Inc.	8,691,290
188,700	Bank of New York Mellon Corp. (formerly Mellon Financial Corp.)	8,302,800
39,300	E*TRADE Financial Corp.*	867,941
56,900	Morgan Stanley	4,772,772
18,400	State Street Corp.	1,258,560
		23,893,363
COMMERCIAL BANKS – (7.33%)
106,500	Commerce Bancorp, Inc.	3,939,435
1,021,663	HSBC Holdings PLC (United Kingdom)	18,772,160
269,744	Wachovia Corp.	13,824,380
441,900	Wells Fargo & Co.	15,541,623
		52,077,598
COMMERCIAL SERVICES & SUPPLIES – (1.17%)
80,400	D&B Corp.	8,279,592
CONSUMER DURABLES & APPAREL – (0.26%)
19,299	Hunter Douglas NV (Netherlands)	1,828,938
CONSUMER FINANCE – (4.50%)
522,100	American Express Co.	31,942,078
CONSUMER SERVICES – (1.12%)
22,000	Apollo Group, Inc., Class A*	1,284,250
284,300	H&R Block, Inc.	6,644,091
		7,928,341
DIVERSIFIED FINANCIAL SERVICES – (6.71%)
258,833	Citigroup Inc.	13,275,545
550,848	JPMorgan Chase & Co.	26,688,586
124,200	Moody’s Corp.	7,725,240
		47,689,371
ENERGY – (12.73%)
47,300	Canadian Natural Resources Ltd. (Canada)	3,138,355
2,659,900	China Coal Energy Co., Shares H* (China)	3,986,856
402,342	ConocoPhillips	31,583,847
202,870	Devon Energy Corp.	15,882,692
174,600	EOG Resources, Inc.	12,756,276

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

June 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

ENERGY – (Continued)
277,800	Occidental Petroleum Corp.	$16,079,064
65,600	Transocean Inc.*	6,952,288
		90,379,378
FOOD & STAPLES RETAILING – (6.56%)
456,700	Costco Wholesale Corp.	26,719,234
240,471	CVS Caremark Corp.	8,765,168
230,600	Wal-Mart Stores, Inc.	11,094,166
		46,578,568
FOOD, BEVERAGE & TOBACCO – (6.05%)
327,800	Altria Group, Inc.	22,991,892
104,900	Diageo PLC, ADR (United Kingdom)	8,739,219
145,940	Heineken Holding NV (Netherlands)	7,574,983
71,700	Hershey Co.	3,629,454
		42,935,548
HEALTH CARE EQUIPMENT & SERVICES – (2.25%)
88,000	Cardinal Health, Inc.	6,216,320
67,600	Express Scripts, Inc.*	3,382,028
124,400	UnitedHealth Group Inc.	6,361,816
		15,960,164
HOUSEHOLD & PERSONAL PRODUCTS – (1.33%)
75,600	Avon Products, Inc.	2,778,300
109,300	Procter & Gamble Co.	6,688,067
		9,466,367
INSURANCE BROKERS – (0.70%)
116,000	Aon Corp.	4,942,760
LIFE & HEALTH INSURANCE – (0.45%)
36,800	Principal Financial Group, Inc.	2,145,072
22,300	Sun Life Financial Inc. (Canada)	1,064,825
		3,209,897
MATERIALS – (4.55%)
86,300	BHP Billiton PLC (United Kingdom)	2,408,857
51,900	Martin Marietta Materials, Inc.	8,408,838
30,600	Rio Tinto PLC (United Kingdom)	2,351,610
429,000	Sealed Air Corp.	13,307,580
50,800	Vulcan Materials Co.	5,818,632
		32,295,517

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

June 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MEDIA – (6.84%)
777,581	Comcast Corp., Special Class A*	$21,721,725
27,400	Gannett Co., Inc.	1,505,630
84,700	Lagardere S.C.A. (France)	7,388,364
19,210	Liberty Media Corp. - Capital, Series A*	2,259,672
518,300	News Corp., Class A	10,993,143
118,482	Virgin Media Inc. (United Kingdom)	2,885,037
24,300	WPP Group PLC, ADR (United Kingdom)	1,815,696
		48,569,267
MULTI-LINE INSURANCE – (6.39%)
414,397	American International Group, Inc.	29,020,222
320,700	Loews Corp.	16,349,286
		45,369,508
PROPERTY & CASUALTY INSURANCE – (6.84%)
29,500	Ambac Financial Group, Inc.	2,572,105
204	Berkshire Hathaway Inc., Class A*	22,332,900
42	Berkshire Hathaway Inc., Class B*	151,410
31,400	Chubb Corp.	1,699,996
1,200	Markel Corp.*	581,472
170,100	Millea Holdings, Inc. (Japan)	6,990,506
109,100	NIPPONKOA Insurance Co., Ltd. (Japan)	983,561
555,600	Progressive Corp. (Ohio)	13,295,508
		48,607,458
REAL ESTATE – (0.13%)
204,000	Hang Lung Group Ltd. (Hong Kong)	920,964
REINSURANCE – (0.94%)
93,837	Transatlantic Holdings, Inc.	6,674,626
RETAILING – (3.11%)
77,900	Amazon.com, Inc.*	5,330,308
112,100	Bed Bath & Beyond Inc.*	4,036,721
130,100	CarMax, Inc.*	3,317,550
40,950	Expedia, Inc.*	1,198,811
39,550	IAC/InterActiveCorp*	1,368,430
95,150	Liberty Media Corp. - Interactive, Series A*	2,124,224
101,700	Lowe’s Cos, Inc.	3,121,173
9,200	Sears Holdings Corp.*	1,559,216
		22,056,433

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

June 30, 2007 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

SOFTWARE & SERVICES – (3.21%)
2,690	Google Inc., Class A*	$1,407,865
282,639	Iron Mountain Inc.*	7,385,357
476,700	Microsoft Corp.	14,043,582
		22,836,804
TECHNOLOGY HARDWARE & EQUIPMENT – (2.49%)
93,100	Agilent Technologies, Inc.*	3,578,764
265,400	Dell Inc.*	7,573,189
100,700	Hewlett-Packard Co.	4,493,234
72,800	Nokia Oyj, ADR (Finland)	2,046,408
		17,691,595
TELECOMMUNICATION SERVICES – (1.58%)
127,100	SK Telecom Co., Ltd., ADR (South Korea)	3,476,185
373,100	Sprint Nextel Corp.	7,726,901
		11,203,086
TRANSPORTATION – (2.23%)
73,300	Asciano Group* (Australia)	629,516
1,223,694	China Merchants Holdings International Co., Ltd. (China)	5,915,648
939,200	Cosco Pacific Ltd. (China)	2,456,343
29,000	Kuehne & Nagel International AG, Registered (Switzerland)	2,678,019
98,400	Toll Holdings Ltd. (Australia)	1,208,807
40,900	United Parcel Service, Inc., Class B	2,985,700
		15,874,033

	Total Common Stock – (identified cost $431,121,444)	700,057,426

CONVERTIBLE BONDS – (0.43%)

TELECOMMUNICATION SERVICES – (0.43%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,600,000)	3,068,000

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

June 30, 2007 (Unaudited)

		Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (0.70%)

$1,535,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $1,535,688
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-5.50%, 12/01/18-06/01/36,
	total market value $1,565,700)	$1,535,000
701,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.35%,
	07/02/07, dated 06/29/07, repurchase value of $701,313
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-7.00%, 04/01/08-05/01/37,
	total market value $715,020)	701,000
1,645,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $1,645,738
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 3.979%-7.245%, 01/01/23-11/01/46,
	total market value $1,677,900)	1,645,000
1,096,000	UBS Securities LLC Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $1,096,491
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.50%-6.00%, 03/01/34-07/01/37,
	total market value $1,117,920)	1,096,000

	Total Short Term Investments – (identified cost $4,977,000)	4,977,000

	Total Investments – (99.71%) – (identified cost $437,698,444) – (a)	708,102,426
	Other Assets Less Liabilities – (0.29%)	2,040,985
	Net Assets – (100%)	$710,143,411

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $438,928,152. At June 30, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$270,363,832
Unrealized depreciation	(1,189,558)
Net unrealized appreciation	$269,174,274

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO

June 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (98.97%)

CAPITAL GOODS – (5.11%)
223,100	Tyco International Ltd.	$7,538,549
CAPITAL MARKETS – (8.24%)
63,660	Ameriprise Financial, Inc.	4,046,866
156,300	Bank of New York Mellon Corp. (formerly Mellon Financial Corp.)	6,877,200
62,000	RHJ International* (Japan)	1,225,142
		12,149,208
COMMERCIAL BANKS – (18.29%)
179,900	Commerce Bancorp, Inc.	6,654,501
359,229	HSBC Holdings PLC (United Kingdom)	6,600,517
13,300	ICICI Bank Ltd., ADR (India)	653,695
62,148	State Bank of India Ltd., GDR (India)	5,481,454
216,000	Wells Fargo & Co.	7,596,720
		26,986,887
COMMERCIAL SERVICES & SUPPLIES – (3.07%)
44,000	D&B Corp.	4,531,120
CONSUMER FINANCE – (14.62%)
222,800	American Express Co.	13,630,904
205,650	First Marblehead Corp.	7,946,316
		21,577,220
CONSUMER SERVICES – (1.91%)
120,200	H&R Block, Inc.	2,809,074
DIVERSIFIED FINANCIAL SERVICES – (10.78%)
147,048	JPMorgan Chase & Co.	7,124,476
132,000	Moody’s Corp.	8,210,400
14,000	Oaktree Capital Group LLC* (b)	574,000
		15,908,876
LIFE & HEALTH INSURANCE – (3.16%)
86,933	China Life Insurance Co., Ltd., ADR (China)	4,665,694
MATERIALS – (2.90%)
137,800	Sealed Air Corp.	4,274,556
MULTI-LINE INSURANCE – (11.17%)
100,387	American International Group, Inc.	7,030,102
185,400	Loews Corp.	9,451,692
		16,481,794

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO – (Continued)

June 30, 2007 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

PROPERTY & CASUALTY INSURANCE – (8.91%)
52,100	FPIC Insurance Group, Inc.*	$2,122,814
13,600	Markel Corp.*	6,590,016
185,400	Progressive Corp. (Ohio)	4,436,622
		13,149,452
REINSURANCE – (10.81%)
33,300	Everest Re Group, Ltd.	3,617,712
173,437	Transatlantic Holdings, Inc.	12,336,574
		15,954,286

	Total Common Stock – (identified cost $97,969,766)	146,026,716

SHORT TERM INVESTMENTS – (1.05%)

$479,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $479,215
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-5.50%, 12/01/18-06/01/36,
	total market value $488,580)	479,000
218,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.35%,
	07/02/07, dated 06/29/07, repurchase value of $218,097
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-7.00%, 04/01/08-05/01/37,
	total market value $222,360)	218,000
513,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $513,230
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 3.979%-7.245%, 01/01/23-11/01/46,
	total market value $523,260)	513,000
342,000	UBS Securities LLC Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $342,153
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.50%-6.00%, 03/01/34-07/01/37,
	total market value $348,840)	342,000

	Total Short Term Investments – (identified cost $1,552,000)	1,552,000

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO – (Continued)

June 30, 2007 (Unaudited)

Total Investments – (100.02%) – (identified cost $99,521,766) – (a)	$147,578,716
Liabilities Less Other Assets – (0.02%)	(24,345)
Net Assets – (100%)	$147,554,371

*Non-Income Producing Security.

ADR:	American Depositary Receipt

GDR:	Global Depositary Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $99,833,740. At June 30, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$47,904,735
Unrealized depreciation	(159,759)
Net unrealized appreciation	$47,744,976

(b)	Illiquid Security – See Note 7 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO

June 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (86.60%)

CAPITAL GOODS – (2.29%)
43,600	General Electric Co.	$1,669,008
DIVERSIFIED REITS – (4.27%)
107,300	Cousins Properties, Inc.	3,112,773
INDUSTRIAL REITS – (7.90%)
394,900	Brixton PLC (United Kingdom)	3,477,301
103,400	DCT Industrial Trust Inc.	1,112,584
49,900	First Potomac Realty Trust	1,162,171
		5,752,056
MORTGAGE REITS – (0.58%)
15,200	Gramercy Capital Corp.	418,608
OFFICE REITS – (20.96%)
44,000	Alexandria Real Estate Equities, Inc.	4,260,080
29,100	Boston Properties, Inc.	2,971,983
69,400	Corporate Office Properties Trust	2,846,094
69,800	Duke Realty Corp.	2,489,766
21,770	SL Green Realty Corp.	2,697,085
		15,265,008
REAL ESTATE MANAGEMENT & DEVELOPMENT – (14.33%)
77,500	Derwent London PLC (United Kingdom) (b)	2,855,770
94,100	Forest City Enterprises, Inc., Class A	5,785,268
83,540	Minerva PLC* (United Kingdom)	593,020
25,900	St. Joe Co.	1,200,206
		10,434,264
RESIDENTIAL REITS – (6.25%)
57,500	American Campus Communities, Inc.	1,626,675
8,400	AvalonBay Communities, Inc.	998,592
3,800	Essex Property Trust, Inc.	441,940
56,400	UDR, Inc.	1,483,320
		4,550,527
RETAIL REITS – (14.18%)
56,742	General Growth Properties, Inc.	3,004,489
45,600	Hammerson PLC (United Kingdom)	1,313,105
74,604	Kimco Realty Corp.	2,840,174
36,900	Regency Centers Corp.	2,601,450
11,400	Taubman Centers, Inc.	565,554
		10,324,772

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

June 30, 2007 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

SPECIALIZED REITS – (7.58%)
79,700	Host Hotels & Resorts Inc.	$1,842,664
101,500	Ventas, Inc.	3,679,375
		5,522,039
TRANSPORTATION – (8.26%)
43,300	Alexander & Baldwin, Inc.	2,300,529
23,100	Burlington Northern Santa Fe Corp.	1,966,734
21,100	Florida East Coast Industries, Inc.	1,750,878
		6,018,141

Total Common Stock – (identified cost $52,572,692)	63,067,196

PREFERRED STOCK – (0.19%)

RESIDENTIAL REITS – (0.19%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	102,000
1,600	Equity Residential, 8.60%, Series D, Cum. Pfd.	39,912

	Total Preferred Stock – (identified cost $102,954)	141,912

CONVERTIBLE BONDS – (10.43%)

DIVERSIFIED REITS – (4.81%)
$3,590,900	Vornado Realty Trust, Conv. Sr. Deb., 3.625%, 11/15/26	3,501,128
INDUSTRIAL REITS – (2.89%)
2,220,000	ProLogis, Ser. 144A Conv. Sr. Notes, 2.25%, 4/1/37 (c)	2,103,450
OFFICE REITS – (0.17%)
130,000	SL Green Realty Corp., Ser. 144A Conv. Sr. Notes,
	3.00%, 3/30/27 (c)	123,987
RETAIL REITS – (2.56%)
2,010,000	General Growth Properties, Inc., Ser. 144A Conv. Sr. Notes,
	3.98%, 4/15/27 (c)	1,866,788

	Total Convertible Bonds – (identified cost $7,788,387)	7,595,353

Total Investments – (97.22%) – (identified cost $60,464,033) – (a)	70,804,461
Other Assets Less Liabilities – (2.78%)	2,021,000
Net Assets – (100%)	$72,825,461

*Non-Income Producing Security.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

June 30, 2007 (Unaudited)

(a)    Aggregate cost for Federal Income Tax purposes is $60,464,253. At June 30, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$11,551,945
Unrealized depreciation	(1,211,737)
Net unrealized appreciation	$10,340,208

(b)	Security has elected for tax treatment as a U.K. REIT to take effect on July 1, 2007.

(c)    These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $4,094,225, or 5.62% of the Fund’s net assets, as of June 30, 2007.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2007 (Unaudited)

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities, at value* (see
accompanying Schedules of Investments)	$708,102,426	$147,578,716	$70,804,461
Cash	404,797	119,139	–
Receivables:
Dividends and interest	690,019	149,242	304,409
Capital stock sold	364,269	11,987	23,792
Investment securities sold	3,264,147	–	6,194,029
Prepaid expenses	3,265	543	541
Total assets	712,828,923	147,859,627	77,327,232

LIABILITIES:
Cash overdraft	–	–	3,572,772
Payables:
Capital stock redeemed	416,394	117,145	609,109
Investment securities purchased	1,744,285	60,511	243,585
Accrued expenses	65,170	31,840	21,937
Accrued management fees	459,663	95,760	54,368
Total liabilities	2,685,512	305,256	4,501,771

NET ASSETS	$710,143,411	$147,554,371	$72,825,461

SHARES OUTSTANDING (NOTE 4)	45,467,277	8,763,339	3,770,906

NET ASSET VALUE, offering, and
redemption price per share	$15.62	$16.84	$19.31

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$45,467	$8,763	$3,771
Additional paid-in capital	420,234,658	94,732,296	47,671,343
Undistributed net investment income	4,366,323	695,827	735,445
Accumulated net realized gains from
investments and foreign currency transactions	15,092,589	4,060,535	14,073,454
Net unrealized appreciation on investments
and foreign currency transactions	270,404,374	48,056,950	10,341,448
Net Assets	$710,143,411	$147,554,371	$72,825,461

* Including cost of	$437,698,444	$99,521,766	$60,464,033

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2007 (Unaudited)

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Income:
Dividends*	$6,797,264	$1,103,109	$1,155,577
Interest	351,536	231,256	215,635
Total income	7,148,800	1,334,365	1,371,212
Expenses:
Management fees (Note 2)	2,698,477	570,563	342,676
Custodian fees	94,100	24,573	20,245
Transfer agent fees	7,351	4,390	4,097
Audit fees	9,600	8,400	8,400
Accounting fees (Note 2)	3,000	3,000	3,000
Legal fees	8,241	1,731	1,015
Reports to shareholders	27,479	9,987	751
Directors’ fees and expenses	54,696	13,476	9,152
Registration and filing fees	602	100	69
Miscellaneous	7,043	3,563	3,070
Total expenses	2,910,589	639,783	392,475
Expenses paid indirectly (Note 5)	(199)	(466)	(166)
Net expenses	2,910,390	639,317	392,309
Net investment income	4,238,410	695,048	978,903

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	24,256,030	4,367,672	10,715,822
Foreign currency transactions	(16,504)	(51)	(2,190)
Net increase (decrease) in unrealized
appreciation on investments and foreign
currency transactions	20,112,669	(142,744)	(15,765,874)
Net realized and unrealized gain (loss) on
investments and foreign currency	44,352,195	4,224,877	(5,052,242)
Net increase (decrease) in net assets resulting
from operations	$48,590,605	$4,919,925	$(4,073,339)

* Net of foreign taxes withheld as follows	$82,926	$–	$–

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 (Unaudited)

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
OPERATIONS:
Net investment income	$4,238,410	$695,048	$978,903
Net realized gain from investments and foreign
currency transactions	24,239,526	4,367,621	10,713,632
Net increase (decrease) in unrealized
appreciation on investments and foreign
currency transactions	20,112,669	(142,744)	(15,765,874)
Net increase (decrease) in net assets resulting
from operations	48,590,605	4,919,925	(4,073,339)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income	–	–	(449,214)

CAPITAL SHARE TRANSACTIONS
(NOTE 4)	(110,275,522)	(13,172,614)	(12,390,081)

Total decrease in net assets	(61,684,917)	(8,252,689)	(16,912,634)

NET ASSETS:
Beginning of period	771,828,328	155,807,060	89,738,095
End of period*	$710,143,411	$147,554,371	$72,825,461

* Including undistributed net investment income of	$4,366,323	$695,827	$735,445

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2006

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
OPERATIONS:
Net investment income	$5,722,122	$844,169	$1,243,199
Net realized gain from investments and foreign
currency transactions	14,151,661	2,407,878	11,308,050
Net increase in unrealized appreciation
on investments and foreign currency
transactions	80,121,104	19,346,243	9,914,836
Net increase in net assets resulting from
operations	99,994,887	22,598,290	22,466,085

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income	(5,581,446)	(842,056)	(2,403,658)
Realized gains from investment transactions	–	(98,309)	(8,766,221)

CAPITAL SHARE TRANSACTIONS
(NOTE 4)	57,046,031	10,089,243	13,885,472

Total increase in net assets	151,459,472	31,747,168	25,181,678

NET ASSETS:
Beginning of year	620,368,856	124,059,892	64,556,417
End of year*	$771,828,328	$155,807,060	$89,738,095

* Including undistributed net investment income of	$127,913	$779	$205,756

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Davis Variable Account Fund, Inc. (a Maryland corporation), consists of three series of funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively “the Funds”). Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. Davis Real Estate Portfolio is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Funds. The Funds account separately for the assets, liabilities and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

A.    VALUATION OF SECURITIES - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors, the Funds’ investment adviser (“Adviser”), identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B.     MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.    CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

D.    FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.     FEDERAL INCOME TAXES - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. At June 30, 2007, Davis Value Portfolio had approximately $803,000 of post October 2006 losses available to offset future capital gains, if any, which expire in 2015. At June 30, 2007, the Davis Value Portfolio had available for Federal Income Tax purposes unused capital loss carryforwards as follows:

DAVIS
VALUE
PORTFOLIO
Expiring
12/31/2011	$3,583,000
12/31/2012	3,532,000
Total	$7,115,000

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

G.    INDEMNIFICATION - Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

J.     NEW ACCOUNTING PRONOUNCEMENT - In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. As of June 30, 2007, the Adviser has evaluated the implication of FIN 48 and does not currently anticipate any impact to the Funds’ financial statements. The Adviser will continue to monitor the Funds’ tax positions prospectively for potential future impacts.

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of June 30, 2007, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2007 (Unaudited)

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser. The fee for each of the Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio is 0.75% of the respective Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2007 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $3,000 for each fund. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

	DAVIS	DAVIS	DAVIS
	VALUE	FINANCIAL	REAL ESTATE
	PORTFOLIO	PORTFOLIO	PORTFOLIO
Cost of purchases	$27,385,522	$8,747,930	$22,952,002
Proceeds of sales	$97,645,291	$11,631,322	$30,370,632

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2007 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2007, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2007 (Unaudited)
	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Shares sold	1,864,827	652,419	399,973
Shares issued in reinvestment of distributions	–	–	21,080
	1,864,827	652,419	421,053
Shares redeemed	(9,339,131)	(1,451,734)	(1,041,777)
Net decrease	(7,474,304)	(799,315)	(620,724)

Proceeds from shares sold	$27,906,676	$10,598,022	$8,572,182
Proceeds from shares issued in reinvestment of
distributions	–	–	449,214
	27,906,676	10,598,022	9,021,396
Cost of shares redeemed	(138,182,198)	(23,770,636)	(21,411,477)
Net decrease	$(110,275,522)	$(13,172,614)	$(12,390,081)

	Year ended December 31, 2006
	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Shares sold	11,945,395	2,006,880	919,623
Shares issued in reinvestment of distributions	380,703	57,524	539,914
	12,326,098	2,064,404	1,459,537
Shares redeemed	(7,955,715)	(1,474,873)	(793,313)
Net increase	4,370,383	589,531	666,224

Proceeds from shares sold	$157,592,888	$30,212,476	$18,459,121
Proceeds from shares issued in reinvestment of
distributions	5,581,115	940,365	11,169,879
	163,174,003	31,152,841	29,629,000
Cost of shares redeemed	(106,127,972)	(21,063,598)	(15,743,528)
Net increase	$57,046,031	$10,089,243	$13,885,472

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $199, $466, and $166 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively, during the six months ended June 30, 2007.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2007 (Unaudited)

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Funds had no borrowings outstanding for the six months ended June 30, 2007.

NOTE 7 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Financial Portfolio amounted to $574,000 or 0.39% of the Fund’s net assets as of June 30, 2007.

Fund	Security	Acquisition Date	Shares	Cost per Share	Valuation per Share as of June 30, 2007

Davis Financial Portfolio	Oaktree Capital Group LLC	05/21/07	14,000	$44.00	$41.00

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS VALUE PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2007	Year ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002

Net Asset Value, Beginning of
Period	$14.58	$12.77	$11.78	$10.57	$8.20	$9.87

Income (Loss) from Investment
Operations:
Net Investment Income	0.09	0.11	0.12	0.09	0.07	0.06
Net Realized and Unrealized
Gains (Losses)	0.95	1.81	0.99	1.21	2.37	(1.66)
Total from Investment
Operations	1.04	1.92	1.11	1.30	2.44	(1.60)

Dividends and Distributions:
Dividends from Net Investment
Income	–	(0.11)	(0.11)	(0.09)	(0.07)	(0.06)
Return of Capital	–	–	–	– [4]	–	(0.01)
Distributions in Excess of Net
Investment Income	–	–	(0.01)	–	–	–
Total Dividends and
Distributions	–	(0.11)	(0.12)	(0.09)	(0.07)	(0.07)

Net Asset Value, End of Period	$15.62	$14.58	$12.77	$11.78	$10.57	$8.20

Total Return[1]	7.13%	15.00%	9.44%	12.33%	29.76%	(16.26)%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$710,143	$771,828	$620,369	$684,723	$485,002	$283,039
Ratio of Expenses to Average
Net Assets:
Gross	0.81%*	0.81%	0.81%	0.81%	0.82%	0.83%
Net[3]	0.81%*	0.81%	0.81%	0.81%	0.82%	0.83%
Ratio of Net Investment Income
to Average Net Assets	1.18%*	0.83%	0.87%	0.87%	0.90%	0.70%
Portfolio Turnover Rate[2]	4%	19%	14%	4%	7%	24%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

4    Less than $0.005 per share.

*    Annualized.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS FINANCIAL PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2007	Year ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002

Net Asset Value, Beginning of
Period	$16.29	$13.83	$12.82	$11.66	$8.85	$10.67

Income (Loss) from Investment
Operations:
Net Investment Income	0.08	0.09	0.07	0.04	0.04	0.02
Net Realized and Unrealized
Gains (Losses)	0.47	2.47	1.00	1.16	2.81	(1.82)
Total from Investment
Operations	0.55	2.56	1.07	1.20	2.85	(1.80)

Dividends and Distributions:
Dividends from Net Investment
Income	–	(0.09)	(0.06)	(0.04)	(0.04)	(0.02)
Distributions from Realized
Gains	–	(0.01)	–	–	–	–
Total Dividends and
Distributions	–	(0.10)	(0.06)	(0.04)	(0.04)	(0.02)

Net Asset Value, End of Period	$16.84	$16.29	$13.83	$12.82	$11.66	$8.85

Total Return[1]	3.38%	18.50%	8.38%	10.32%	32.15%	(16.84)%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$147,554	$155,807	$124,060	$109,274	$71,179	$31,709
Ratio of Expenses to Average
Net Assets:
Gross	0.84%*	0.84%	0.85%	0.85%	0.90%	0.99%
Net[3]	0.84%*	0.84%	0.85%	0.85%	0.90%	0.99%
Ratio of Net Investment Income
to Average Net Assets	0.91%*	0.66%	0.52%	0.40%	0.48%	0.32%
Portfolio Turnover Rate[2]	6%	9%	21%	6%	10%	23%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS REAL ESTATE PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2007	Year ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002

Net Asset Value, Beginning of
Period	$20.43	$17.33	$16.80	$13.47	$10.49	$10.35

Income (Loss) from Investment
Operations:
Net Investment Income	0.25	0.34	0.30	0.34	0.44	0.36
Net Realized and Unrealized
Gains (Losses)	(1.27)	5.58	1.86	4.07	3.34	0.25
Total from Investment
Operations	(1.02)	5.92	2.16	4.41	3.78	0.61

Dividends and Distributions:
Dividends from Net Investment
Income	(0.10)	(0.60)	(0.54)	(0.48)	(0.55)	(0.36)
Return of Capital	–	–	–	–	–	(0.11)
Distributions from Realized
Gains	–	(2.22)	(1.09)	(0.60)	(0.25)	–
Total Dividends and
Distributions	(0.10)	(2.82)	(1.63)	(1.08)	(0.80)	(0.47)

Net Asset Value, End of Period	$19.31	$20.43	$17.33	$16.80	$13.47	$10.49

Total Return[1]	(5.03)%	34.37%	13.14%	33.35%	36.79%	5.89%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$72,825	$89,738	$64,556	$58,279	$35,663	$18,806
Ratio of Expenses to Average
Net Assets:
Gross	0.86%*	0.86%	0.87%	0.89%	0.98%	1.10%
Net[3]	0.86%*	0.86%	0.87%	0.89%	0.98%	1.00%
Ratio of Net Investment Income
to Average Net Assets	2.14%*	1.63%	1.71%	2.30%	3.74%	3.54%
Portfolio Turnover Rate[2]	27%	38%	28%	32%	22%	52%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request by calling 1-800-279-0279, or on the Funds’ website at www.davisfunds.com, or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. In a separate contract review meeting held in March 2007 the Independent Directors reviewed and evaluated all information, which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interests of each Fund and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors observed that Davis Advisors has consistently demonstrated an orientation in line with shareholders. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, as well as its shareholder orientation and integrity.

DAVIS VARIABLE ACCOUNT FUND, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale would be realized if a Fund’s net assets increase, and whether the fee level reflects those potential economies of scale. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

Davis Value Portfolio

The Independent Directors noted that Davis Value Portfolio out-performed its benchmark, the Standard & Poor’s 500® Index, and exceeded the average performance of its peer group over longer-term investment horizons.

The Independent Directors considered the total expense ratio for Davis Value Portfolio, noting that it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors considered the fixed advisory fee schedule for Davis Value Portfolio and noted that it is above the average of its peer group, but within the range of its peers. The Fund’s total expense ratio is also above the average of its peer group, but within the range of its peers.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Value Portfolio shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

DAVIS VARIABLE ACCOUNT FUND, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

Davis Financial Portfolio

The Independent Directors noted that Davis Financial Portfolio out-performed its benchmark, the Standard & Poor’s 500® Index over the 1-year and 5-year investment horizons (essentially matching the Index over 3-years). Davis Financial Portfolio exceeded the 1-year average performance of its peer group and essentially matched the peer group over the 3- year and 5-year investment horizons.

The Independent Directors considered the total expense ratio for Davis Financial Portfolio, noting that it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors considered the fixed advisory fee schedule for Davis Financial Portfolio and noted that it is above the average of its peer group, but within the range of its peers. The Fund’s total expense ratio is below the average of its peer group and within the range of its peers.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Financial Portfolio shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Davis Real Estate Portfolio

The Independent Directors noted that Davis Real Estate Portfolio trailed its benchmark, the Dow Jones Wilshire Real Estate Securities Index over the 1-year and 3-year investment horizons, and matched the Index over the 5-year investment horizon. Davis Real Estate Portfolio under-performed the average performance of its peer group over the 1- and 3-year investment horizons and out-performed over the 5-year investment horizon.

The Independent Directors considered the total expense ratio for Davis Real Estate Portfolio, noting that it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors considered the fixed advisory fee schedule for Davis Real Estate Portfolio and noted that it is below the average of its peer group and within the range of its peers. The Fund’s total expense ratio is below the average of its peer group and within the range of its peers.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Real Estate Portfolio shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

DAVIS VARIABLE ACCOUNT FUND, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the successful execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a Managing Director and Global Head of Marketing and Distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide (travel-services provider); through March 2007, Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors* – (Continued)

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole Member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*   Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President – Davis Value Portfolio, Davis Financial
John S. Gates, Jr.	Portfolio, & Vice President – Davis Real Estate Portfolio
Thomas S. Gayner	Andrew A. Davis
Jerry D. Geist	President – Davis Real Estate Portfolio,
G. Bernard Hamilton	Vice President – Davis Value Portfolio, Davis Financial
Samuel H. Iapalucci	Portfolio
Robert P. Morgenthau	Kenneth C. Eich
Christian R. Sonne	Executive Vice President & Principal
Marsha Williams	Executive Officer
Sharra L. Haynes
Vice President & Chief Compliance Officer
Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Variable Account Fund, Inc. including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279, or on the Funds’ website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

Management’s Discussion and Analysis	2

Fund Overview	5

Expense Example	6

Schedule of Investments	7

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Notes to Financial Statements	15

Financial Highlights	19

Fund Information	20

Director Approval of Advisory Agreements	21

Directors and Officers	24

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended June 30, 2007, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 6.96%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased 3.4% in the second quarter after increasing 0.6% in the first quarter of 2007. Interest rates, as measured by the 10-year Treasury bond, began 2007 just below 4.6% and increased to 5.1% by the end of the second quarter.

The industry sectors within the S&P 500® Index that turned in the strongest performance were energy, materials, and telecommunication services. The industry sectors that turned in the weakest performance were real estate, banking, diversified financials, and consumer discretionary.

Davis Value Portfolio

Performance Overview

Davis Value Portfolio returned 7.13% for the six-month period ended June 30, 20072, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 6.96%.

The energy sector was the top-performing sector of the Index. Energy companies were also the most important contributors3 to the Portfolio’s performance over the six-month period. The Portfolio’s energy companies out-performed the corresponding sector within the Index and the Portfolio also benefited from a higher relative weighting in this sector. ConocoPhillips4, Occidental Petroleum, Devon Energy, and China Coal Energy were among the top contributors to performance.

The Portfolio made significant investments in consumer staple companies and they were the second most important contributors to performance. The Portfolio’s consumer staple companies out-performed the corresponding sector within the Index and the Portfolio also benefited from a higher relative weighting in this sector. Altria and Costco Wholesale were among the top contributors to performance. Procter & Gamble was among the top detractors from performance.

The banking sector was among the worst performing sectors of the Index. The Portfolio’s banking companies out-performed the corresponding sector within the Index, but the Portfolio’s performance was harmed by a higher relative weighting in this poorly performing sector. Wachovia was among the top detractors from performance.

Information technology companies make up one of the largest sectors in the Index and this sector out-performed the Index. The Portfolio’s relative performance was harmed both by a lower relative weighting in this strongly performing sector and by owning information technology companies that under-performed the corresponding sector within the Index. Iron Mountain was among the top detractors from performance.

The Portfolio’s two largest sector holdings were in diversified financial and insurance companies. The Portfolio’s holdings in both of these sectors out-performed the corresponding sector within the Index. However, the Portfolio’s holdings in each of these sectors under-performed the overall Index, thereby detracting from relative performance. Loews, an insurance company, was among the top contributors to performance. Citigroup and Moody’s, two diversified financial companies, and American International Group, an insurance company, were among the top detractors from performance.

2

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Other individual companies contributing to performance included Tyco International, a capital goods company, Amazon.com, a retailing company, and Martin Marietta, a materials company. Other individual companies detracting from performance included Harley-Davidson, a motorcycle manufacturer, Sealed Air, a materials company, and UnitedHealth Group, a health care company.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 13% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio out-performed the Index over the period.

____________________________

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1      The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

2      Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The total annualized operating expense ratio as of June 30, 2007 was 0.81%. The following table lists the average annual total returns for the periods ended June 30, 2007.

			PORTFOLIO'S
			INCEPTION
	1-YEAR	5-YEAR	(July 1, 1999)
Davis Value Portfolio	19.28%	12.84%	6.50%
Standard & Poor’s 500® Index	20.59%	10.70%	2.71%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

3

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

3      A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4        This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4

DAVIS VALUE PORTFOLIO

FUND OVERVIEW

At June 30, 2007 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock	98.58%	Insurance	15.47%	4.73%
Convertible Bonds	0.43%	Diversified Financials	14.72%	10.36%
Short Term Investments	0.70%	Energy	12.85%	10.77%
Other Assets & Liabilities	0.29%	Banks	7.41%	5.14%
	100.00%	Media	6.91%	3.36%
		Food & Staples Retailing	6.62%	2.34%
		Food, Beverage & Tobacco	6.11%	4.79%
		Technology	5.76%	15.38%
		Materials	4.59%	3.11%
		Capital Goods	4.27%	8.59%
		Retailing	3.14%	3.31%
		Other	2.70%	8.18%
		Health Care	2.27%	11.65%
		Transportation	2.26%	1.77%
		Telecommunication Services	2.03%	3.74%
		Automobiles & Components	1.54%	0.63%
		Household & Personal Products	1.35%	2.15%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	4.50%
ConocoPhillips	Energy	4.45%
Tyco International Ltd.	Capital Goods	4.23%
American International Group, Inc.	Multi-Line Insurance	4.09%
Costco Wholesale Corp.	Food & Staples Retailing	3.76%
JPMorgan Chase & Co.	Diversified Financial Services	3.76%
Altria Group, Inc.	Food, Beverage & Tobacco	3.24%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.14%
Comcast Corp., Special Class A	Media	3.06%
HSBC Holdings PLC	Commercial Banks	2.64%

5

DAVIS VALUE PORTFOLIO

EXPENSE EXAMPLE (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 01/01/07 to 06/30/07. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/07)	(06/30/07)	(01/01/07-06/30/07)
Davis Value Portfolio
Actual	$1,000.00	$1,071.33	$4.16
Hypothetical	$1,000.00	$1,020.78	$4.06

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.81%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. The “Financial Highlights” table included in this report also shows the gross expense ratio, without such reductions or reimbursements.

6

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (98.58%)

AUTOMOBILES & COMPONENTS – (1.52%)
181,600	Harley-Davidson, Inc.	$10,825,176
CAPITAL GOODS – (4.23%)
888,458	Tyco International Ltd.	30,020,996
CAPITAL MARKETS – (3.36%)
136,720	Ameriprise Financial, Inc.	8,691,290
188,700	Bank of New York Mellon Corp. (formerly Mellon Financial Corp.)	8,302,800
39,300	E*TRADE Financial Corp.*	867,941
56,900	Morgan Stanley	4,772,772
18,400	State Street Corp.	1,258,560
		23,893,363
COMMERCIAL BANKS – (7.33%)
106,500	Commerce Bancorp, Inc.	3,939,435
1,021,663	HSBC Holdings PLC (United Kingdom)	18,772,160
269,744	Wachovia Corp.	13,824,380
441,900	Wells Fargo & Co.	15,541,623
		52,077,598
COMMERCIAL SERVICES & SUPPLIES – (1.17%)
80,400	D&B Corp.	8,279,592
CONSUMER DURABLES & APPAREL – (0.26%)
19,299	Hunter Douglas NV (Netherlands)	1,828,938
CONSUMER FINANCE – (4.50%)
522,100	American Express Co.	31,942,078
CONSUMER SERVICES – (1.12%)
22,000	Apollo Group, Inc., Class A*	1,284,250
284,300	H&R Block, Inc.	6,644,091
		7,928,341
DIVERSIFIED FINANCIAL SERVICES – (6.71%)
258,833	Citigroup Inc.	13,275,545
550,848	JPMorgan Chase & Co.	26,688,586
124,200	Moody’s Corp.	7,725,240
		47,689,371
ENERGY – (12.73%)
47,300	Canadian Natural Resources Ltd. (Canada)	3,138,355
2,659,900	China Coal Energy Co., Shares H* (China)	3,986,856
402,342	ConocoPhillips	31,583,847
202,870	Devon Energy Corp.	15,882,692
174,600	EOG Resources, Inc.	12,756,276

7

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

ENERGY – (Continued)
277,800	Occidental Petroleum Corp.	$16,079,064
65,600	Transocean Inc.*	6,952,288
		90,379,378
FOOD & STAPLES RETAILING – (6.56%)
456,700	Costco Wholesale Corp.	26,719,234
240,471	CVS Caremark Corp.	8,765,168
230,600	Wal-Mart Stores, Inc.	11,094,166
		46,578,568
FOOD, BEVERAGE & TOBACCO – (6.05%)
327,800	Altria Group, Inc.	22,991,892
104,900	Diageo PLC, ADR (United Kingdom)	8,739,219
145,940	Heineken Holding NV (Netherlands)	7,574,983
71,700	Hershey Co.	3,629,454
		42,935,548
HEALTH CARE EQUIPMENT & SERVICES – (2.25%)
88,000	Cardinal Health, Inc.	6,216,320
67,600	Express Scripts, Inc.*	3,382,028
124,400	UnitedHealth Group Inc.	6,361,816
		15,960,164
HOUSEHOLD & PERSONAL PRODUCTS – (1.33%)
75,600	Avon Products, Inc.	2,778,300
109,300	Procter & Gamble Co.	6,688,067
		9,466,367
INSURANCE BROKERS – (0.70%)
116,000	Aon Corp.	4,942,760
LIFE & HEALTH INSURANCE – (0.45%)
36,800	Principal Financial Group, Inc.	2,145,072
22,300	Sun Life Financial Inc. (Canada)	1,064,825
		3,209,897
MATERIALS – (4.55%)
86,300	BHP Billiton PLC (United Kingdom)	2,408,857
51,900	Martin Marietta Materials, Inc.	8,408,838
30,600	Rio Tinto PLC (United Kingdom)	2,351,610
429,000	Sealed Air Corp.	13,307,580
50,800	Vulcan Materials Co.	5,818,632
		32,295,517

8

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MEDIA – (6.84%)
777,581	Comcast Corp., Special Class A*	$21,721,725
27,400	Gannett Co., Inc.	1,505,630
84,700	Lagardere S.C.A. (France)	7,388,364
19,210	Liberty Media Corp. - Capital, Series A*	2,259,672
518,300	News Corp., Class A	10,993,143
118,482	Virgin Media Inc. (United Kingdom)	2,885,037
24,300	WPP Group PLC, ADR (United Kingdom)	1,815,696
		48,569,267
MULTI-LINE INSURANCE – (6.39%)
414,397	American International Group, Inc.	29,020,222
320,700	Loews Corp.	16,349,286
		45,369,508
PROPERTY & CASUALTY INSURANCE – (6.84%)
29,500	Ambac Financial Group, Inc.	2,572,105
204	Berkshire Hathaway Inc., Class A*	22,332,900
42	Berkshire Hathaway Inc., Class B*	151,410
31,400	Chubb Corp.	1,699,996
1,200	Markel Corp.*	581,472
170,100	Millea Holdings, Inc. (Japan)	6,990,506
109,100	NIPPONKOA Insurance Co., Ltd. (Japan)	983,561
555,600	Progressive Corp. (Ohio)	13,295,508
		48,607,458
REAL ESTATE – (0.13%)
204,000	Hang Lung Group Ltd. (Hong Kong)	920,964
REINSURANCE – (0.94%)
93,837	Transatlantic Holdings, Inc.	6,674,626
RETAILING – (3.11%)
77,900	Amazon.com, Inc.*	5,330,308
112,100	Bed Bath & Beyond Inc.*	4,036,721
130,100	CarMax, Inc.*	3,317,550
40,950	Expedia, Inc.*	1,198,811
39,550	IAC/InterActiveCorp*	1,368,430
95,150	Liberty Media Corp. - Interactive, Series A*	2,124,224
101,700	Lowe’s Cos, Inc.	3,121,173
9,200	Sears Holdings Corp.*	1,559,216
		22,056,433

9

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2007 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

SOFTWARE & SERVICES – (3.21%)
2,690	Google Inc., Class A*	$1,407,865
282,639	Iron Mountain Inc.*	7,385,357
476,700	Microsoft Corp.	14,043,582
		22,836,804
TECHNOLOGY HARDWARE & EQUIPMENT – (2.49%)
93,100	Agilent Technologies, Inc.*	3,578,764
265,400	Dell Inc.*	7,573,189
100,700	Hewlett-Packard Co.	4,493,234
72,800	Nokia Oyj, ADR (Finland)	2,046,408
		17,691,595
TELECOMMUNICATION SERVICES – (1.58%)
127,100	SK Telecom Co., Ltd., ADR (South Korea)	3,476,185
373,100	Sprint Nextel Corp.	7,726,901
		11,203,086
TRANSPORTATION – (2.23%)
73,300	Asciano Group* (Australia)	629,516
1,223,694	China Merchants Holdings International Co., Ltd. (China)	5,915,648
939,200	Cosco Pacific Ltd. (China)	2,456,343
29,000	Kuehne & Nagel International AG, Registered (Switzerland)	2,678,019
98,400	Toll Holdings Ltd. (Australia)	1,208,807
40,900	United Parcel Service, Inc., Class B	2,985,700
		15,874,033

	Total Common Stock – (identified cost $431,121,444)	700,057,426

CONVERTIBLE BONDS – (0.43%)

TELECOMMUNICATION SERVICES – (0.43%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,600,000)	3,068,000

10

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2007 (Unaudited)

		Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (0.70%)

$1,535,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $1,535,688
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-5.50%, 12/01/18-06/01/36,
	total market value $1,565,700)	$1,535,000
701,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.35%,
	07/02/07, dated 06/29/07, repurchase value of $701,313
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-7.00%, 04/01/08-05/01/37,
	total market value $715,020)	701,000
1,645,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $1,645,738
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 3.979%-7.245%, 01/01/23-11/01/46,
	total market value $1,677,900)	1,645,000
1,096,000	UBS Securities LLC Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $1,096,491
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.50%-6.00%, 03/01/34-07/01/37,
	total market value $1,117,920)	1,096,000

	Total Short Term Investments – (identified cost $4,977,000)	4,977,000

	Total Investments – (99.71%) – (identified cost $437,698,444) – (a)	708,102,426
	Other Assets Less Liabilities – (0.29%)	2,040,985
	Net Assets – (100%)	$710,143,411

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $438,928,152. At June 30, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$270,363,832
Unrealized depreciation	(1,189,558)
Net unrealized appreciation	$269,174,274

See Notes to Financial Statements

11

DAVIS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2007 (Unaudited)

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments)
(identified cost $437,698,444)	$708,102,426
Cash	404,797
Receivables:
Dividends and interest	690,019
Capital stock sold	364,269
Investment securities sold	3,264,147
Prepaid expenses	3,265
Total assets	712,828,923
LIABILITIES:
Payables:
Capital stock redeemed	416,394
Investment securities purchased	1,744,285
Accrued expenses	65,170
Accrued management fees	459,663
Total liabilities	2,685,512

NET ASSETS	$710,143,411

SHARES OUTSTANDING (NOTE 4)	45,467,277

NET ASSET VALUE, offering, and redemption price per share
(Net Assets ÷ Shares Outstanding)	$15.62

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$45,467
Additional paid-in capital	420,234,658
Undistributed net investment income	4,366,323
Accumulated net realized gains from investments and foreign currency transactions	15,092,589
Net unrealized appreciation on investments and foreign currency transactions	270,404,374
Net Assets	$710,143,411

See Notes to Financial Statements

12

DAVIS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends (Net of foreign withholding taxes of $82,926)		$6,797,264
Interest		351,536
Total income		7,148,800

Expenses:
Management fees (Note 2)	$2,698,477
Custodian fees	94,100
Transfer agent fees	7,351
Audit fees	9,600
Accounting fees (Note 2)	3,000
Legal fees	8,241
Reports to shareholders	27,479
Directors’ fees and expenses	54,696
Registration and filing fees	602
Miscellaneous	7,043
Total expenses		2,910,589
Expenses paid indirectly (Note 5)		(199)
Net expenses		2,910,390
Net investment income		4,238,410

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions		24,256,030
Foreign currency transactions		(16,504)
Net increase in unrealized appreciation on investments and foreign currency
transactions		20,112,669
Net realized and unrealized gain on investments and foreign currency
transactions		44,352,195
Net increase in net assets resulting from operations		$48,590,605

See Notes to Financial Statements

13

DAVIS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
OPERATIONS:
Net investment income	$4,238,410	$5,722,122
Net realized gain from investments and foreign
currency transactions	24,239,526	14,151,661
Net increase in unrealized appreciation on investments
and foreign currency transactions	20,112,669	80,121,104
Net increase in net assets resulting from operations	48,590,605	99,994,887

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	–	(5,581,446)

CAPITAL SHARE TRANSACTIONS (NOTE 4)	(110,275,522)	57,046,031

Total increase (decrease) in net assets	(61,684,917)	151,459,472

NET ASSETS:
Beginning of period	771,828,328	620,368,856
End of period*	$710,143,411	$771,828,328

* Including undistributed net investment income of	$4,366,323	$127,913

See Notes to Financial Statements

14

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.    VALUATION OF SECURITIES - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors, the Fund’s investment adviser (“Adviser”), identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B.     MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.    CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.    FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

15

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

D.	FOREIGN CURRENCY - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.     FEDERAL INCOME TAXES - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. At June 30, 2007, the Fund had approximately $803,000 of post October 2006 losses available to offset future capital gains, if any, which expire in 2015. At June 30, 2007, the Fund had available for Federal Income Tax purposes unused capital loss carryforwards of $3,583,000 and $3,532,000, which expire in 2011 and 2012, respectively.

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.    INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

16

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

I.      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

J.     NEW ACCOUNTING PRONOUNCEMENT - In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. As of June 30, 2007, the Adviser has evaluated the implication of FIN 48 and does not currently anticipate any impact to the Fund’s financial statements. The Adviser will continue to monitor the Fund’s tax positions prospectively for potential future impacts.

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of June 30, 2007, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser at a rate of 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2007 amounted to $3,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

17

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2007 (Unaudited)

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2007 were $27,385,522 and $97,645,291, respectively.

NOTE 4 - CAPITAL STOCK

At June 30, 2007, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2007	Year ended December 31,
	(Unaudited)	2006
Shares sold	1,864,827	11,945,395
Shares issued in reinvestment of distributions	–	380,703
	1,864,827	12,326,098
Shares redeemed	(9,339,131)	(7,955,715)
Net increase (decrease)	(7,474,304)	4,370,383

Proceeds from shares sold	$27,906,676	$157,592,888
Proceeds from shares issued in reinvestment of distributions	–	5,581,115
	27,906,676	163,174,003
Cost of shares redeemed	(138,182,198)	(106,127,972)
Net increase (decrease)	$(110,275,522)	$57,046,031

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $199 during the six months ended June 30, 2007.

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended June 30, 2007.

18

DAVIS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2007	Year ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002

Net Asset Value, Beginning of
Period	$14.58	$12.77	$11.78	$10.57	$8.20	$9.87

Income (Loss) from Investment
Operations:
Net Investment Income	0.09	0.11	0.12	0.09	0.07	0.06
Net Realized and Unrealized
Gains (Losses)	0.95	1.81	0.99	1.21	2.37	(1.66)
Total from Investment
Operations	1.04	1.92	1.11	1.30	2.44	(1.60)

Dividends and Distributions:
Dividends from Net Investment
Income	–	(0.11)	(0.11)	(0.09)	(0.07)	(0.06)
Return of Capital	–	–	–	– [4]	–	(0.01)
Distributions in Excess of Net
Investment Income	–	–	(0.01)	–	–	–
Total Dividends and
Distributions	–	(0.11)	(0.12)	(0.09)	(0.07)	(0.07)

Net Asset Value, End of Period	$15.62	$14.58	$12.77	$11.78	$10.57	$8.20

Total Return[1]	7.13%	15.00%	9.44%	12.33%	29.76%	(16.26)%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$710,143	$771,828	$620,369	$684,723	$485,002	$283,039
Ratio of Expenses to Average
Net Assets:
Gross	0.81%*	0.81%	0.81%	0.81%	0.82%	0.83%
Net[3]	0.81%*	0.81%	0.81%	0.81%	0.82%	0.83%
Ratio of Net Investment Income
to Average Net Assets	1.18%*	0.83%	0.87%	0.87%	0.90%	0.70%
Portfolio Turnover Rate[2]	4%	19%	14%	4%	7%	24%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

4    Less than $0.005 per share.

See Notes to Financial Statements

19

DAVIS VALUE PORTFOLIO

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20

DAVIS VALUE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. In a separate contract review meeting held in March 2007 the Independent Directors reviewed and evaluated all information, which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interests of each Fund and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors observed that Davis Advisors has consistently demonstrated an orientation in line with shareholders. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, as well as its shareholder orientation and integrity.

21

DAVIS VALUE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale would be realized if a Fund’s net assets increase, and whether the fee level reflects those potential economies of scale. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

Davis Value Portfolio

The Independent Directors noted that Davis Value Portfolio out-performed its benchmark, the Standard & Poor’s 500® Index, and exceeded the average performance of its peer group over longer-term investment horizons.

The Independent Directors considered the total expense ratio for Davis Value Portfolio, noting that it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors considered the fixed advisory fee schedule for Davis Value Portfolio and noted that it is above the average of its peer group, but within the range of its peers. The Fund’s total expense ratio is also above the average of its peer group, but within the range of its peers.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Value Portfolio shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

22

DAVIS VALUE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the successful execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Value Portfolio was reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

23

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

24

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a Managing Director and Global Head of Marketing and Distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

25

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide (travel-services provider); through March 2007, Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

26

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors* – (Continued)

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole Member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*   Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

27

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Andrew A. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Value Portfolio including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

28

Management’s Discussion and Analysis	2

Fund Overview	5

Expense Example	6

Schedule of Investments	7

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	17

Fund Information	18

Director Approval of Advisory Agreements	19

Directors and Officers	22

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended June 30, 2007, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 6.96%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased 3.4% in the second quarter after increasing 0.6% in the first quarter of 2007. Interest rates, as measured by the 10-year Treasury bond, began 2007 just below 4.6% and increased to 5.1% by the end of the second quarter.

The industry sectors within the S&P 500® Index that turned in the strongest performance were energy, materials, and telecommunication services. The industry sectors that turned in the weakest performance were real estate, banking, diversified financials, and consumer discretionary.

Davis Financial Portfolio

Performance Overview

Davis Financial Portfolio returned 3.38% for the six-month period ended June 30, 20072, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 6.96%.

Financial service companies as a whole turned in a weaker performance than the Index. The Portfolio’s financial service companies out-performed the corresponding sector within the Index, but the Portfolio’s performance was harmed by a higher relative weighting in this poorly performing sector.

Diversified financial companies represented the Portfolio’s largest holdings over the six months and were the most important detractors3 from the Portfolio’s performance as they under-performed the corresponding sector within the Index as well as the overall Index. Ameriprise Financial4 and Mellon Financial (merged with Bank of New York in July 2007) were among the top contributors to performance. First Marblehead, Moody’s, and Oaktree Capital Group were among the top detractors from performance.

Insurance companies were the most important contributors to the Portfolio’s performance, out-performing the corresponding sector within the Index. Loews, Transatlantic Holdings, Everest Re Group, and China Life were among the top contributors to performance. American International Group and Progressive were among the top detractors from performance.

Banking companies were the second most important contributors to performance. The Portfolio’s banking companies out-performed the corresponding sector within the Index but under-performed the overall Index. State Bank of India and Commerce Bancorp were among the top contributors to performance. Wachovia was among the top detractors from performance. The Portfolio no longer owns Wachovia.

The Portfolio’s non-financial holdings overall also made positive contributions to performance. D&B Corp., a commercial service company, and Tyco International, a capital goods company, were among the top contributors to performance. Sealed Air, a materials company, and Altria, a food, beverage and tobacco company, were among the top detractors from performance. The Portfolio no longer owns Altria.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 13% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio out-performed the Index over the period.

2

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Financial Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1   The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

2   Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The total annualized operating expense ratio as of June 30, 2007 was 0.84%. The following table lists the average annual total returns for the periods ended June 30, 2007:

			PORTFOLIO’S
			INCEPTION
	1-YEAR	5-YEAR	(July 1, 1999)
Davis Financial Portfolio	20.07%	12.08%	7.28%
Standard & Poor’s 500® Index	20.59%	10.70%	2.71%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

3   A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

4   This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4

DAVIS FINANCIAL PORTFOLIO

FUND OVERVIEW

At June 30, 2007 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock	98.97%	Insurance	34.41%	4.73%
Short Term Investments	1.05%	Diversified Financials	33.99%	10.36%
Other Assets & Liabilities	(0.02)%	Banks	18.48%	5.14%
	100.00%	Capital Goods	5.16%	8.59%
		Commercial Services & Supplies	3.10%	0.54%
		Materials	2.93%	3.11%
		Consumer Services	1.93%	1.65%
		Technology	–	15.38%
		Health Care	–	11.65%
		Energy	–	10.77%
		Food, Beverage & Tobacco	–	4.79%
		Other	–	23.29%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	9.24%
Transatlantic Holdings, Inc.	Reinsurance	8.36%
Loews Corp.	Multi-Line Insurance	6.41%
Moody’s Corp.	Diversified Financial Services	5.56%
First Marblehead Corp.	Consumer Finance	5.38%
Wells Fargo & Co.	Commercial Banks	5.15%
Tyco International Ltd.	Capital Goods	5.11%
JPMorgan Chase & Co.	Diversified Financial Services	4.83%
American International Group, Inc.	Multi-Line Insurance	4.76%
Bank of New York Mellon Corp.*	Capital Markets	4.66%

* formerly Mellon Financial Corp.

5

DAVIS FINANCIAL PORTFOLIO

EXPENSE EXAMPLE (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 01/01/07 to 06/30/07. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/07)	(06/30/07)	(01/01/07-06/30/07)
Davis Financial Portfolio
Actual	$1,000.00	$1,033.76	$4.24
Hypothetical	$1,000.00	$1,020.63	$4.21

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.84%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. The “Financial Highlights” table included in this report also shows the gross expense ratio, without such reductions or reimbursements.

6

DAVIS FINANCIAL PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (98.97%)

CAPITAL GOODS – (5.11%)
223,100	Tyco International Ltd.	$7,538,549
CAPITAL MARKETS – (8.24%)
63,660	Ameriprise Financial, Inc.	4,046,866
156,300	Bank of New York Mellon Corp. (formerly Mellon Financial Corp.)	6,877,200
62,000	RHJ International* (Japan)	1,225,142
		12,149,208
COMMERCIAL BANKS – (18.29%)
179,900	Commerce Bancorp, Inc.	6,654,501
359,229	HSBC Holdings PLC (United Kingdom)	6,600,517
13,300	ICICI Bank Ltd., ADR (India)	653,695
62,148	State Bank of India Ltd., GDR (India)	5,481,454
216,000	Wells Fargo & Co.	7,596,720
		26,986,887
COMMERCIAL SERVICES & SUPPLIES – (3.07%)
44,000	D&B Corp.	4,531,120
CONSUMER FINANCE – (14.62%)
222,800	American Express Co.	13,630,904
205,650	First Marblehead Corp.	7,946,316
		21,577,220
CONSUMER SERVICES – (1.91%)
120,200	H&R Block, Inc.	2,809,074
DIVERSIFIED FINANCIAL SERVICES – (10.78%)
147,048	JPMorgan Chase & Co.	7,124,476
132,000	Moody’s Corp.	8,210,400
14,000	Oaktree Capital Group LLC (b)	574,000
		15,908,876
LIFE & HEALTH INSURANCE – (3.16%)
86,933	China Life Insurance Co., Ltd., ADR (China)	4,665,694
MATERIALS – (2.90%)
137,800	Sealed Air Corp.	4,274,556
MULTI-LINE INSURANCE – (11.17%)
100,387	American International Group, Inc.	7,030,102
185,400	Loews Corp.	9,451,692
		16,481,794

7

DAVIS FINANCIAL PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2007 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

PROPERTY & CASUALTY INSURANCE – (8.91%)
52,100	FPIC Insurance Group, Inc.*	$2,122,814
13,600	Markel Corp.*	6,590,016
185,400	Progressive Corp. (Ohio)	4,436,622
		13,149,452
REINSURANCE – (10.81%)
33,300	Everest Re Group, Ltd.	3,617,712
173,437	Transatlantic Holdings, Inc.	12,336,574
		15,954,286

	Total Common Stock – (identified cost $97,969,766)	146,026,716

SHORT TERM INVESTMENTS – (1.05%)

$479,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $479,215
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-5.50%, 12/01/18-06/01/36,
	total market value $488,580)	479,000
218,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.35%,
	07/02/07, dated 06/29/07, repurchase value of $218,097
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-7.00%, 04/01/08-05/01/37,
	total market value $222,360)	218,000
513,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $513,230
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 3.979%-7.245%, 01/01/23-11/01/46,
	total market value $523,260)	513,000
342,000	UBS Securities LLC Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $342,153
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.50%-6.00%, 03/01/34-07/01/37,
	total market value $348,840)	342,000

	Total Short Term Investments – (identified cost $1,552,000)	1,552,000

8

DAVIS FINANCIAL PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2007 (Unaudited)

Total Investments – (100.02%) – (identified cost $99,521,766) – (a)	$147,578,716
Liabilities Less Other Assets – (0.02%)	(24,345)
Net Assets – (100%)	$147,554,371

*Non-Income Producing Security.

ADR:	American Depositary Receipt

GDR:	Global Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $99,833,740. At June 30, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$47,904,735
Unrealized depreciation	(159,759)
Net unrealized appreciation	$47,744,976

(b)	Illiquid Security – See Note 7 of the Notes to Financial Statements.

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2007 (Unaudited)

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments)
(identified cost $99,521,766)	$147,578,716
Cash	119,139
Receivables:
Dividends and interest	149,242
Capital stock sold	11,987
Prepaid expenses	543
Total assets	147,859,627
LIABILITIES:
Payables:
Capital stock redeemed	117,145
Investment securities purchased	60,511
Accrued expenses	31,840
Accrued management fees	95,760
Total liabilities	305,256

NET ASSETS	$147,554,371

SHARES OUTSTANDING (NOTE 4)	8,763,339

NET ASSET VALUE, offering, and redemption price per share
(Net Assets ÷ Shares Outstanding)	$16.84

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$8,763
Additional paid-in capital	94,732,296
Undistributed net investment income	695,827
Accumulated net realized gains from investments and foreign currency transactions	4,060,535
Net unrealized appreciation on investments and foreign currency transactions	48,056,950
Net Assets	$147,554,371

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends		$1,103,109
Interest		231,256
Total income		1,334,365

Expenses:
Management fees (Note 2)	$570,563
Custodian fees	24,573
Transfer agent fees	4,390
Audit fees	8,400
Accounting fees (Note 2)	3,000
Legal fees	1,731
Reports to shareholders	9,987
Directors’ fees and expenses	13,476
Registration and filing fees	100
Miscellaneous	3,563
Total expenses		639,783
Expenses paid indirectly (Note 5)		(466)
Net expenses		639,317
Net investment income		695,048

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions		4,367,672
Foreign currency transactions		(51)
Net decrease in unrealized appreciation on investments and foreign currency
transactions		(142,744)
Net realized and unrealized gain on investments and foreign currency
transactions		4,224,877
Net increase in net assets resulting from operations		$4,919,925

See Notes to Financial Statements

11

DAVIS FINANCIAL PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
OPERATIONS:
Net investment income	$695,048	$844,169
Net realized gain from investments and foreign
currency transactions	4,367,621	2,407,878
Net increase (decrease) in unrealized appreciation on
investments and foreign currency transactions	(142,744)	19,346,243
Net increase in net assets resulting from operations	4,919,925	22,598,290

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	–	(842,056)
Realized gains from investment transactions	–	(98,309)

CAPITAL SHARE TRANSACTIONS (NOTE 4)	(13,172,614)	10,089,243

Total increase (decrease) in net assets	(8,252,689)	31,747,168

NET ASSETS:
Beginning of period	155,807,060	124,059,892
End of period*	$147,554,371	$155,807,060

*Including undistributed net investment income of	$695,827	$779

See Notes to Financial Statements

12

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.   VALUATION OF SECURITIES - The Fund calculates the net asset value of shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors, the Fund’s investment adviser (“Adviser”), identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B.   MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.  CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.  FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

13

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

D.	FOREIGN CURRENCY - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.   FEDERAL INCOME TAXES - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required.

F.   USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.  INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

14

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

J.   NEW ACCOUNTING PRONOUNCEMENT - In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. As of June 30, 2007, the Adviser has evaluated the implication of FIN 48 and does not currently anticipate any impact to the Fund’s financial statements. The Adviser will continue to monitor the Fund’s tax positions prospectively for potential future impacts.

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of June 30, 2007, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser at a rate of 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2007 amounted to $3,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2007 were $8,747,930 and $11,631,322, respectively.

15

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2007 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2007, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2007	Year ended December 31,
	(Unaudited)	2006
Shares sold	652,419	2,006,880
Shares issued in reinvestment of distributions	–	57,524
	652,419	2,064,404
Shares redeemed	(1,451,734)	(1,474,873)
Net increase (decrease)	(799,315)	589,531

Proceeds from shares sold	$10,598,022	$30,212,476
Proceeds from shares issued in reinvestment of distributions	–	940,365
	10,598,022	31,152,841
Cost of shares redeemed	(23,770,636)	(21,063,598)
Net increase (decrease)	$(13,172,614)	$10,089,243

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $466 during the six months ended June 30, 2007.

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended June 30, 2007.

NOTE 7 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Financial Portfolio amounted to $574,000 or 0.39% of the Fund’s net assets as of June 30, 2007.

Fund	Security	Acquisition Date	Shares	Cost per Share	Valuation per Share as of June 30, 2007

Davis Financial Portfolio	Oaktree Capital Group LLC	05/21/07	14,000	$44.00	$41.00

16

DAVIS FINANCIAL PORTFOLIO

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2007	Year ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002

Net Asset Value, Beginning of
Period	$16.29	$13.83	$12.82	$11.66	$8.85	$10.67

Income (Loss) from Investment
Operations:
Net Investment Income	0.08	0.09	0.07	0.04	0.04	0.02
Net Realized and Unrealized
Gains (Losses)	0.47	2.47	1.00	1.16	2.81	(1.82)
Total from Investment
Operations	0.55	2.56	1.07	1.20	2.85	(1.80)

Dividends and Distributions:
Dividends from Net Investment
Income	–	(0.09)	(0.06)	(0.04)	(0.04)	(0.02)
Distributions from Realized
Gains	–	(0.01)	–	–	–	–
Total Dividends and
Distributions	–	(0.10)	(0.06)	(0.04)	(0.04)	(0.02)

Net Asset Value, End of Period	$16.84	$16.29	$13.83	$12.82	$11.66	$8.85

Total Return[1]	3.38%	18.50%	8.38%	10.32%	32.15%	(16.84)%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$147,554	$155,807	$124,060	$109,274	$71,179	$31,709
Ratio of Expenses to Average
Net Assets:
Gross	0.84%*	0.84%	0.85%	0.85%	0.90%	0.99%
Net[3]	0.84%*	0.84%	0.85%	0.85%	0.90%	0.99%
Ratio of Net Investment Income
to Average Net Assets	0.91%*	0.66%	0.52%	0.40%	0.48%	0.32%
Portfolio Turnover Rate[2]	6%	9%	21%	6%	10%	23%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

17

DAVIS FINANCIAL PORTFOLIO

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com, or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

DAVIS FINANCIAL PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. In a separate contract review meeting held in March 2007 the Independent Directors reviewed and evaluated all information, which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interests of each Fund and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors observed that Davis Advisors has consistently demonstrated an orientation in line with shareholders. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, as well as its shareholder orientation and integrity.

19

DAVIS FINANCIAL PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale would be realized if a Fund’s net assets increase, and whether the fee level reflects those potential economies of scale. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

Davis Financial Portfolio

The Independent Directors noted that Davis Financial Portfolio out-performed its benchmark, the Standard & Poor’s 500® Index over the 1-year and 5-year investment horizons (essentially matching the Index over 3-years). Davis Financial Portfolio exceeded the 1-year average performance of its peer group and essentially matched the peer group over the 3- year and 5-year investment horizons.

The Independent Directors considered the total expense ratio for Davis Financial Portfolio, noting that it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors considered the fixed advisory fee schedule for Davis Financial Portfolio and noted that it is above the average of its peer group, but within the range of its peers. The Fund’s total expense ratio is below the average of its peer group and within the range of its peers.

20

DAVIS FINANCIAL PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Financial Portfolio shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the successful execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Financial Portfolio was reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

21

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

22

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a Managing Director and Global Head of Marketing and Distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

23

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide (travel-services provider); through March 2007, Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

24

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors* – (Continued)

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole Member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

25

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Andrew A. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Financial Portfolio including management fee, charges and expenses, see the current Davis Variable Account Fund, Inc. (including Davis Financial Portfolio) prospectus, which must precede or accompany this report. Davis Variable Account Fund, Inc. Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

26

Management’s Discussion and Analysis	2

Fund Overview	5

Expense Example	6

Schedule of Investments	7

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	17

Fund Information	18

Director Approval of Advisory Agreements	19

Directors and Officers	22

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended June 30, 2007, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 6.96%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased 3.4% in the second quarter after increasing 0.6% in the first quarter of 2007. Interest rates, as measured by the 10-year Treasury bond, began 2007 just below 4.6% and increased to 5.1% by the end of the second quarter.

The industry sectors within the S&P 500® Index that turned in the strongest performance were energy, materials, and telecommunication services. The industry sectors that turned in the weakest performance were real estate, banking, diversified financials, and consumer discretionary.

Davis Real Estate Portfolio

Performance Overview

Davis Real Estate Portfolio decreased by 5.03% during the six-month period ended June 30, 20072, compared with a decrease of 6.19% for the Dow Jones Wilshire Real Estate Securities Index1 (“WRESI Index”). Real estate companies as a whole turned in a weak performance, as reflected by the fact that the WRESI Index under-performed the Standard & Poor’s 500® Index1, which increased by 6.96%.

Transportation companies were the most important contributors3 to the Portfolio’s performance. The strong performance of these companies in addition to the Portfolio’s cash position, which helped relative performance during the weak market for real estate companies, were the primary reasons that the Portfolio out-performed the WRESI Index. Florida East Coast Industries4 and Alexander & Baldwin were the two top contributors to performance. Burlington Northern Santa Fe also made important contributions to performance.

The Portfolio’s largest holdings were in office REITs and they were one of the most important detractors from performance. Office REITS were the weakest sector of the WRESI Index. The Portfolio’s relative performance was harmed both by a higher relative weighting in this poorly performing sector and by owning office REITs that under-performed the corresponding sector within the WRESI Index. Corporate Office Properties, Duke Realty, and Boston Properties were among the top detractors from performance.

The Portfolio’s second largest holdings were in retail REITs and these also detracted from performance. The Portfolio’s retail REITs under-performed the corresponding sector within the WRESI Index as well as the overall Index. General Growth Properties and Macerich were among the top contributors to performance. Kimco Realty, Developers Diversified Realty, and Regency Centers were among the top detractors from performance. The Portfolio no longer owns Macerich and Developers Diversified Realty.

Other individual companies making important contributions to performance included Forest City, a real estate management & development company, and ProLogis, an industrial REIT. Other individual companies detracting from performance included Cousins Properties, a diversified REIT, Brixton, an industrial REIT, and Ventas, a specialized REIT.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 11% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio under-performed the WRESI Index over the period.

2

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Real Estate Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small- and medium-capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1      The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.     The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II.   The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

3

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

2      Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The total annualized operating expense ratio as of June 30, 2007 was 0.86%. The following table lists the average annual total returns for the periods ended June 30, 2007:

	1-YEAR	5-YEAR	PORTFOLIO'S INCEPTION (July 1, 1999)
Davis Real Estate Portfolio	13.43%	20.09%	15.81%
Dow Jones Wilshire Real Estate Securities Index	11.73%	19.52%	17.41%
Standard & Poor’s 500® Index	20.59%	10.70%	2.71%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

3      A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4      This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4

DAVIS REAL ESTATE PORTFOLIO

FUND OVERVIEW

At June 30, 2007 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Dow Jones Wilshire Real Estate Securities Index
Common Stock	86.60%
Convertible Bonds	10.43%		Fund
Preferred Stocks	0.19%	Office REITS	21.73%	16.68%
Other Assets & Liabilities	2.78%	Retail REITS	17.22%	27.70%
	100.00%	Real Estate Management & Development	14.74%	3.33%
		Industrial REITS	11.09%	8.08%
		Diversified REITS	9.34%	9.38%
		Transportation	8.50%	–
		Specialized REITS	7.80%	14.51%
		Residential REITS	6.63%	20.32%
		Capital Goods	2.36%	–
		Mortgage REITS	0.59%	–
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Forest City Enterprises, Inc., Class A	Real Estate Management & Development	7.94%
Alexandria Real Estate Equities, Inc.	Office REITS	5.85%
Ventas, Inc.	Specialized REITS	5.05%
Vornado Realty Trust, Conv. Sr. Deb., 3.625%, 11/15/26	Diversified REITS	4.81%
Brixton PLC	Industrial REITS	4.77%
Cousins Properties, Inc.	Diversified REITS	4.27%
General Growth Properties, Inc.	Retail REITS	4.13%
Boston Properties, Inc.	Office REITS	4.08%
Derwent London PLC	Real Estate Management & Development	3.92%
Corporate Office Properties Trust	Office REITS	3.91%

5

DAVIS REAL ESTATE PORTFOLIO

EXPENSE EXAMPLE (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 01/01/07 to 06/30/07. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/07)	(06/30/07)	(01/01/07-06/30/07)
Davis Real Estate Portfolio
Actual	$1,000.00	$949.67	$4.16
Hypothetical	$1,000.00	$1,020.53	$4.31

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.86%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. The “Financial Highlights” table included in this report also shows the gross expense ratio, without such reductions or reimbursements.

6

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (86.60%)

CAPITAL GOODS – (2.29%)
43,600	General Electric Co.	$1,669,008
DIVERSIFIED REITS – (4.27%)
107,300	Cousins Properties, Inc.	3,112,773
INDUSTRIAL REITS – (7.90%)
394,900	Brixton PLC (United Kingdom)	3,477,301
103,400	DCT Industrial Trust Inc.	1,112,584
49,900	First Potomac Realty Trust	1,162,171
		5,752,056
MORTGAGE REITS – (0.58%)
15,200	Gramercy Capital Corp.	418,608
OFFICE REITS – (20.96%)
44,000	Alexandria Real Estate Equities, Inc.	4,260,080
29,100	Boston Properties, Inc.	2,971,983
69,400	Corporate Office Properties Trust	2,846,094
69,800	Duke Realty Corp.	2,489,766
21,770	SL Green Realty Corp.	2,697,085
		15,265,008
REAL ESTATE MANAGEMENT & DEVELOPMENT – (14.33%)
77,500	Derwent London PLC (United Kingdom) (b)	2,855,770
94,100	Forest City Enterprises, Inc., Class A	5,785,268
83,540	Minerva PLC* (United Kingdom)	593,020
25,900	St. Joe Co.	1,200,206
		10,434,264
RESIDENTIAL REITS – (6.25%)
57,500	American Campus Communities, Inc.	1,626,675
8,400	AvalonBay Communities, Inc.	998,592
3,800	Essex Property Trust, Inc.	441,940
56,400	UDR, Inc.	1,483,320
		4,550,527
RETAIL REITS – (14.18%)
56,742	General Growth Properties, Inc.	3,004,489
45,600	Hammerson PLC (United Kingdom)	1,313,105
74,604	Kimco Realty Corp.	2,840,174
36,900	Regency Centers Corp.	2,601,450
11,400	Taubman Centers, Inc.	565,554
		10,324,772

7

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2007 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

SPECIALIZED REITS – (7.58%)
79,700	Host Hotels & Resorts Inc.	$1,842,664
101,500	Ventas, Inc.	3,679,375
		5,522,039
TRANSPORTATION – (8.26%)
43,300	Alexander & Baldwin, Inc.	2,300,529
23,100	Burlington Northern Santa Fe Corp.	1,966,734
21,100	Florida East Coast Industries, Inc.	1,750,878
		6,018,141

Total Common Stock – (identified cost $52,572,692)	63,067,196

PREFERRED STOCK – (0.19%)

RESIDENTIAL REITS – (0.19%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	102,000
1,600	Equity Residential, 8.60%, Series D, Cum. Pfd.	39,912

	Total Preferred Stock – (identified cost $102,954)	141,912

CONVERTIBLE BONDS – (10.43%)

DIVERSIFIED REITS – (4.81%)
$3,590,900	Vornado Realty Trust, Conv. Sr. Deb., 3.625%, 11/15/26	3,501,128
INDUSTRIAL REITS – (2.89%)
2,220,000	ProLogis, Ser. 144A Conv. Sr. Notes, 2.25%, 4/1/37 (c)	2,103,450
OFFICE REITS – (0.17%)
130,000	SL Green Realty Corp., Ser. 144A Conv. Sr. Notes,
	3.00%, 3/30/27 (c)	123,987
RETAIL REITS – (2.56%)
2,010,000	General Growth Properties, Inc., Ser. 144A Conv. Sr. Notes,
	3.98%, 4/15/27 (c)	1,866,788

	Total Convertible Bonds – (identified cost $7,788,387)	7,595,353

Total Investments – (97.22%) – (identified cost $60,464,033) – (a)	70,804,461
Other Assets Less Liabilities – (2.78%)	2,021,000
Net Assets – (100%)	$72,825,461

*Non-Income Producing Security.

8

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2007 (Unaudited)

(a)    Aggregate cost for Federal Income Tax purposes is $60,464,253. At June 30, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$11,551,945
Unrealized depreciation	(1,211,737)
Net unrealized appreciation	$10,340,208

(b)	Security has elected for tax treatment as a U.K. REIT to take effect on July 1, 2007.

(c)    These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $4,094,225, or 5.62% of the Fund’s net assets, as of June 30, 2007.

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2007 (Unaudited)

ASSETS:
Investments in securities, at value
(see accompanying Schedule of Investments) (cost of $60,464,033)	$70,804,461
Receivables:
Dividends and interest	304,409
Capital stock sold	23,792
Investment securities sold	6,194,029
Prepaid expenses	541
Total assets	77,327,232
LIABILITIES:
Cash overdraft	3,572,772
Payables:
Capital stock redeemed	609,109
Investment securities purchased	243,585
Accrued expenses	21,937
Accrued management fees	54,368
Total liabilities	4,501,771

NET ASSETS	$72,825,461

SHARES OUTSTANDING (NOTE 4)	3,770,906

NET ASSET VALUE, offering, and redemption price per share
(Net Assets ÷ Shares Outstanding)	$19.31

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$3,771
Additional paid-in capital	47,671,343
Undistributed net investment income	735,445
Accumulated net realized gains from investments and foreign currency transactions	14,073,454
Net unrealized appreciation on investments and foreign currency transactions	10,341,448
Net Assets	$72,825,461

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends		$1,155,577
Interest		215,635
Total income		1,371,212

Expenses:
Management fees (Note 2)	$342,676
Custodian fees	20,245
Transfer agent fees	4,097
Audit fees	8,400
Accounting fees (Note 2)	3,000
Legal fees	1,015
Reports to shareholders	751
Directors’ fees and expenses	9,152
Registration and filing fees	69
Miscellaneous	3,070
Total expenses		392,475
Expenses paid indirectly (Note 5)		(166)
Net expenses		392,309
Net investment income		978,903

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions		10,715,822
Foreign currency transactions		(2,190)
Net decrease in unrealized appreciation on investments and foreign currency
transactions		(15,765,874)
Net realized and unrealized loss on investments and foreign currency
transactions		(5,052,242)
Net decrease in net assets resulting from operations		$(4,073,339)

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
OPERATIONS:
Net investment income	$978,903	$1,243,199
Net realized gain from investments and foreign currency
transactions	10,713,632	11,308,050
Net increase (decrease) in unrealized appreciation on
investments and foreign currency transactions	(15,765,874)	9,914,836
Net increase (decrease) in net assets resulting
from operations	(4,073,339)	22,466,085

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(449,214)	(2,403,658)
Realized gains from investment transactions	–	(8,766,221)

CAPITAL SHARE TRANSACTIONS (NOTE 4)	(12,390,081)	13,885,472

Total increase (decrease) in net assets	(16,912,634)	25,181,678

NET ASSETS:
Beginning of period	89,738,095	64,556,417
End of period*	$72,825,461	$89,738,095

*Including undistributed net investment income of	$735,445	$205,756

See Notes to Financial Statements

12

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.    VALUATION OF SECURITIES - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors, the Fund’s investment adviser (“Adviser”), identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B.     MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.    CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.    FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

13

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

D.	FOREIGN CURRENCY - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.     FEDERAL INCOME TAXES - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required.

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.    INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

14

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

J.     NEW ACCOUNTING PRONOUNCEMENT - In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. As of June 30, 2007, the Adviser has evaluated the implication of FIN 48 and does not currently anticipate any impact to the Fund’s financial statements. The Adviser will continue to monitor the Fund’s tax positions prospectively for potential future impacts.

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of June 30, 2007, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser at a rate of 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2007 amounted to $3,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2007 were $22,952,002 and $30,370,632, respectively.

15

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2007 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2007, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2007	Year ended December 31,
	(Unaudited)	2006
Shares sold	399,973	919,623
Shares issued in reinvestment of distributions	21,080	539,914
	421,053	1,459,537
Shares redeemed	(1,041,777)	(793,313)
Net increase (decrease)	(620,724)	666,224

Proceeds from shares sold	$8,572,182	$18,459,121
Proceeds from shares issued in reinvestment of distributions	449,214	11,169,879
	9,021,396	29,629,000
Cost of shares redeemed	(21,411,477)	(15,743,528)
Net increase (decrease)	$(12,390,081)	$13,885,472

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $166 during the six months ended June 30, 2007.

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended June 30, 2007.

16

DAVIS REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2007	Year ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002

Net Asset Value, Beginning of
Period	$20.43	$17.33	$16.80	$13.47	$10.49	$10.35

Income (Loss) from Investment
Operations:
Net Investment Income	0.25	0.34	0.30	0.34	0.44	0.36
Net Realized and Unrealized
Gains (Losses)	(1.27)	5.58	1.86	4.07	3.34	0.25
Total from Investment
Operations	(1.02)	5.92	2.16	4.41	3.78	0.61

Dividends and Distributions:
Dividends from Net Investment
Income	(0.10)	(0.60)	(0.54)	(0.48)	(0.55)	(0.36)
Return of Capital	–	–	–	–	–	(0.11)
Distributions from Realized
Gains	–	(2.22)	(1.09)	(0.60)	(0.25)	–
Total Dividends and
Distributions	(0.10)	(2.82)	(1.63)	(1.08)	(0.80)	(0.47)

Net Asset Value, End of Period	$19.31	$20.43	$17.33	$16.80	$13.47	$10.49

Total Return[1]	(5.03)%	34.37%	13.14%	33.35%	36.79%	5.89%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$72,825	$89,738	$64,556	$58,279	$35,663	$18,806
Ratio of Expenses to Average
Net Assets:
Gross	0.86%*	0.86%	0.87%	0.89%	0.98%	1.10%
Net[3]	0.86%*	0.86%	0.87%	0.89%	0.98%	1.00%
Ratio of Net Investment Income
to Average Net Assets	2.14%*	1.63%	1.71%	2.30%	3.74%	3.54%
Portfolio Turnover Rate[2]	27%	38%	28%	32%	22%	52%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

17

DAVIS REAL ESTATE PORTFOLIO

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

DAVIS REAL ESTATE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. In a separate contract review meeting held in March 2007 the Independent Directors reviewed and evaluated all information, which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interests of each Fund and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors observed that Davis Advisors has consistently demonstrated an orientation in line with shareholders. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, as well as its shareholder orientation and integrity.

19

DAVIS REAL ESTATE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale would be realized if a Fund’s net assets increase, and whether the fee level reflects those potential economies of scale. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

Davis Real Estate Portfolio

The Independent Directors noted that Davis Real Estate Portfolio trailed its benchmark, the Dow Jones Wilshire Real Estate Securities Index over the 1-year and 3-year investment horizons, and matched the Index over the 5-year investment horizon. Davis Real Estate Portfolio under-performed the average performance of its peer group over the 1- and 3-year investment horizons and out-performed over the 5-year investment horizon.

The Independent Directors considered the total expense ratio for Davis Real Estate Portfolio, noting that it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors considered the fixed advisory fee schedule for Davis Real Estate Portfolio and noted that it is below the average of its peer group and within the range of its peers. The Fund’s total expense ratio is below the average of its peer group and within the range of its peers.

20

DAVIS REAL ESTATE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Real Estate Portfolio shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis Real Estate Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the successful execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Real Estate Portfolio was reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

21

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

22

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a Managing Director and Global Head of Marketing and Distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

23

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide (travel-services provider); through March 2007, Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

24

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors* – (Continued)

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole Member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*   Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

25

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Andrew A. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Christopher C. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio including management fee, charges and expenses, see the current Davis Variable Account Fund, Inc. (including Davis Real Estate Portfolio) prospectus, which must precede or accompany this report. The Davis Variable Account Fund, Inc. Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

26

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 23, 2007

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: August 23, 2007